LEASE LIABILITIES (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Leases	R$ 1,835,101	R$ 1,777,209
Present value adjustment - Leases	(1,221,378)	(1,177,668)
Potencial PIS and COFINS credit	169,747	164,392
Present value adjustment – Potential PIS and COFINS credit	R$ (112,977)	R$ (108,934)